SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS [abstract]
Disclosure of subsequent events	40. SUBSEQUENT EVENTS The Group has no significant subsequent events needed to be disclosed in the consolidated financial statements.